Income Taxes - Reconciliations of the statutory federal income tax rate to the effective tax rate (Details 3)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory federal income tax rate	35.00%	35.00%	35.00%
Non-controlling interests	19.77%	(5.12%)	(33.35%)
State income taxes, net of federal	7.06%	1.41%	(2.20%)
Nondeductible compensation	(2.40%)		1.73%
Nontaxable investment income	0.20%	(0.11%)	(0.96%)
Foreign operations	0.00%	0.40%	2.32%
Interest and penalties on prior year tax returns	0.00%	(0.11%)	3.80%
Change in tax status	0.00%		(7.25%)
Other, net	(0.61%)	0.17%	0.71%
Effective income tax rate	59.02%	31.64%	(0.20%)